Average Annual Total Returns{- Fidelity Corporate Bond Fund} - 08.31 Fidelity Corporate Bond Fund Retail PRO-05 - Fidelity Corporate Bond Fund	Fidelity Corporate Bond Fund Return Before Taxes Past 1 year	Fidelity Corporate Bond Fund Return Before Taxes Past 5 years	Fidelity Corporate Bond Fund Return Before Taxes Since Inception		Fidelity Corporate Bond Fund After Taxes on Distributions Past 1 year	Fidelity Corporate Bond Fund After Taxes on Distributions Past 5 years	Fidelity Corporate Bond Fund After Taxes on Distributions Since Inception		Fidelity Corporate Bond Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Corporate Bond Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Corporate Bond Fund After Taxes on Distributions and Sales Since Inception		LB004 Past 1 year	LB004 Past 5 years	LB004 Since Inception
Total	14.46%	4.57%	5.73%	[1]	12.90%	3.11%	4.25%	[1]	8.52%	2.83%	3.83%	[1]	13.80%	4.39%	5.06%	[1]

[1]	(a)From May 4, 2010